Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplementary Cash Flow Information [Abstract]
Interest Paid	$ 564	$ 538	$ 350
Interest Received	19	31	32
Income Taxes Paid	$ 116	$ 12	$ 11